Bank Credit and Loans - Schedule of Loans and Convertible Note (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible note from shareholders	$ 3,175	$ 3,175
Less: debt discount	(84)	(103)
Convertible Note and Loans from shareholders	$ 3,091	$ 3,072